Operating lease assets and lease liabilities - Net book amount (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating lease assets and lease liabilities
Net book amount, Beginning balance	$ 865,000	$ 27,000
Additions	927,000	920,000
Amortization	(551,000)	(56,000)	$ (1,934,000)
Modification	(652,000)
Effect of foreign currency exchange differences	(14,000)	(26,000)
Net book amount, Ending balance	575,000	865,000	27,000
Charge recognized in relation to short-term lease	1,645,000	$ 2,457,000	$ 786,000
Future minimum payments under non-cancellable short-term operating leases	$ 96,000
Discount rate related to operating lease (as a percent)	5.10%	5.40%	5.40%
Weighted average remaining lease term (in years)	2 years	3 years	9 months 18 days
Cash payments in respect of operating lease	$ 2,386,000	$ 2,792,000	$ 2,003,000
Minimum
Right-of-use assets and lease liabilities
Operating lease, term of contract (in years)	1 year
Maximum
Right-of-use assets and lease liabilities
Operating lease, term of contract (in years)	3 years